2. PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost		$ 352,085	$ 394,395
Accumulated depreciation		(322,862)	(358,357)
Furniture and office equipment, net	$ 45,893	$ 29,223	$ 36,038